Other Expenses Interest Expense [Member] Expense Example - Tax-Aware Overlay B Portfolio	Sep. 30, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,130
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	$ 965